Segment Information	12 Months Ended
Dec. 31, 2017
Segment Information
Segment Information:

16.Segment information:

The Company has currently four reportable segments from which it derives its revenues: drybulk, offshore support, tanker and gas carrier segments. The Company, after selling its whole tanker fleet during 2015, re-entered the tanker market through the acquisition of four tanker vessels (Note 6) which were delivered during the six-month period ended June 30, 2017. The Company also entered during 2017 the gas carrier market through the acquisition of four VLGCs (Notes 5 and 6). Finally, the Company received earnings or losses from its investment in Ocean Rig up to April 5, 2016 (Notes 3 and 9). The reportable segments reflect the internal organization of the Company and are a strategic business that offers different products and services. The drybulk business segment consists of transportation and handling of drybulk cargoes through ownership and trading of vessels. The offshore support business segment consists of offshore support services to the global offshore energy industry through the operation of a diversified fleet of offshore support vessels. The tanker business segment consists of vessels for the transportation of crude and refined petroleum cargoes. The gas carrier segment currently consists of vessels for the transportation of liquefied petroleum gas.

The tables below present information about the Company’s reportable segments as of and for the years ended December 31, 2015, 2016 and 2017 and the column “Other” relates to the Company’s investment in Heidmar. The years that the Company had no ownership in the drilling and gas carrier segments are not presented in the below table. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s consolidated financial statements. The Company allocates general and administrative expenses of the parent company to its subsidiaries on a pro rata basis. The Company also measures segment performance based on net income. Summarized financial information concerning each of the Company’s reportable segments is as follows:

	Drybulk Segment			Offshore Support Segment			Drilling Segment	Tanker Segment			Gas Carrier Segment	Other	TOTAL
	2015	2016	2017	2015	2016	2017	2015	2015	2016	2017	2017	2017	2015	2016	2017
Revenues	$ 115,598	$ 30,777	$ 65,723	$8,118	$21,157	$3,819	$725,805	$120,304	$ -	$20,858	$ 10,316	$ -	$969,825	$51,934	$100,716
Vessels and drilling units operating expenses	(87,704)	(30,969)	(40,024)	(3,977)	(14,587)	(4,749)	(259,623)	(19,770)	(7)	(8,830)	(5,745)	-	(371,074)	(45,563)	(59,348)
Depreciation and amortization	(65,607)	-	(7,326)	(672)	(3,466)	(950)	(155,352)	(6,021)	-	(4,652)	(2,038)	-	(227,652)	(3,466)	(14,966)
Goodwill impairment	-	-	-	-	(7,002)	-	-	-	-	-	-	-	-	(7,002)	-
Loss on contract cancellation	(28,241)	-	-	-	-	-	-	-	-	-	-	-	(28,241)	-	-
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other	(1,000,485)	(35,470)	4,425	-	(70,873)	(300)	-	(56,631)	-	-	-	-	(1,057,116)	(106,343)	4,125
General and administrative expenses	(44,519)	(29,822)	(19,095)	(2,858)	(9,849)	(7,677)	(46,989)	(10,546)	(37)	(2,384)	(1,816)	-	(104,912)	(39,708)	(30,972)
Gain/(loss) on interest rate swaps	567	(917)	-	-	-	-	9,588	1,446	514	-	-	-	(11,601)	403	-
Gain on debt restructuring	-	10,477	-	-	-	-	-	-	-	-	-	-	-	10,477	-
Income taxes	-	-	(56)	(188)	(38)	(20)	(36,931)	-	-	-	(76)	-	(37,119)	(38)	(152)
Net income/(loss)	(1,180,056)	(69,966)	(23,676)	(2,711)	(86,553)	(13,322)	(1,601,451)	(23,868)	(713)	(4,492)	(1,054)	-	(2,808,086)	(198,686)	(42,544)
Net income/(loss) attributable to Dryships Inc.	(1,180,056)	(69,966)	(23,676)	(2,657)	(86,553)	(13,322)	(1,640,480)	(23,868)	(713)	(4,492)	(1,054)	-	(2,847,061)	(198,686)	(42,544)
Interest and finance cost	(45,321)	(8,706)	(13,476)	(105)	(93)	(24)	(123,463)	(8,766)	(58)	(4)	(1,203)	-	(177,655)	(8,857)	(14,707)
Interest income	76	66	1,310	2	13	25	5,954	18	2	-	30	-	6,050	81	1,365
Change in fair value of derivatives (gain)/loss	(10,768)	(1,957)	-	(6)	-	-	349	(422)	(236)	-	-	-	(10,848)	(2,193)	-
Total assets	$ 342,287	$ 162,532	$ 348,657	$ 131,124	$ 31,191	$ 26,871	$ -	$ 2,641	$ 7	$ 202,543	$322,854	$34,000	$ 476,052	$ 193,730	$934,925

A reconciliation of interest and finance costs with the consolidated amounts is as follows:

	December 31, 2015	December 31, 2016	December 31, 2017
Interest and finance costs
Interest for reportable segments	177,655	8,857	14,707
Elimination of intersegment interest	(5,523)	-	-
Total consolidated Interest and finance costs	$172,132	$8,857	$14,707

Interest income
Interest for reportable segments	6,050	81	1,365
Elimination of intersegment interest	(5,523)	-	-
Total consolidated Interest income	$527	$81	$1,365

The drilling revenue shown in the table below is analyzed by country based upon the location where the drilling takes place and up to deconsolidation of Ocean Rig at June 8, 2015:

Country	Year ended December 31, 2015
Congo	$31,807
Norway	101,584
Brazil	253,283
Ivory Coast	12,065
Angola	275,410
Falkland	51,656
Total leasing and service revenues	$725,805

The revenue shown in the table below is analyzed by country based upon the location where the operation of the offshore support vessels takes place:

	Year ended December 31,
Country	2015	2016	2017
Brazil	8,118	19,312	5,018
Europe	-	1,800	-
Total revenues	$8,118	$21,112	$5,018

As of December 31, 2015, all of the Company’s offshore support vessels operated in Brazil while as of December 31, 2016, three of the offshore support vessels either operated or were idle in Brazil and the remaining offshore support vessels were laid up in Europe. As of December 31, 2017, all of the Company’s offshore support vessels were laid up.

The Company’s drybulk, tanker and gas carrier vessels operate on many trade routes throughout the world, and, therefore, the provision of geographic information is considered impractical by management.